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Invesco 0-5 Yr US TIPS ETF
Summary Information
Investment Objective
The Invesco 0-5 Yr US TIPS ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BofA 0-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco 0-5 Yr US TIPS ETF Invesco 0-5 Yr US TIPS ETF
Management Fees	0.07%
Other Expenses	none
Total Annual Fund Operating Expenses	0.07%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF | USD ($)	7	23	40	90

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider” or “ICE Data”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of the shorter maturity subset of the U.S. Treasury Inflation-Protected Securities (“TIPS”) market, represented by TIPS with a remaining maturity of at least one month and less than five years.
TIPS are U.S. dollar-denominated, U.S. government debt securities that are publicly offered for sale in the United States. TIPS are “inflation-linked,” meaning that their principal and interest payments are tied to inflation (as measured by the Consumer Price Index). TIPS are issued by the U.S. Treasury, and their payments are supported by the full faith and credit of the United States.
To qualify for inclusion in the Underlying Index, securities must: (i) have at least one month but less than five years remaining term to final maturity; (ii) have at least 18 months to maturity when issued; (iii) have a minimum amount outstanding of $1 billion; and (iv) meet certain additional inclusion criteria detailed below. Original issue zero coupon bonds may be included in the Underlying Index, and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. Underlying Index constituents are market capitalization weighted.
As of December 31, 2023, the Underlying Index was comprised of 24 constituents.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	2.54%
Worst Quarter	September 30, 2022	-2.66%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco 0-5 Yr US TIPS ETF		1 Year	5 Years	Since Inception	Inception Date
Invesco 0-5 Yr US TIPS ETF		4.51%	3.28%	2.70%	Sep. 22, 2017
After Taxes on Distributions | Invesco 0-5 Yr US TIPS ETF		3.50%	2.11%	1.57%
After Taxes on Distributions and Sale of Fund Shares | Invesco 0-5 Yr US TIPS ETF		2.66%	2.02%	1.59%
ICE BofA 0-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	4.51%	3.38%	2.79%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.53%	1.10%	0.93%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.